Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
White collar jobs percentage	90.00%	90.00%
Blue collar jobs percentage	10.00%	10.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI	1.50%	1.50%
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI	1.25%	1.25%